UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  June 30, 2002
                                              ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              -------
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          JGD Management Corp.
          ------------------------------------------
Address:       350 Park Avenue
          ------------------------------------------
               New York, NY  10022
          ------------------------------------------

          ------------------------------------------

Form 13F File Number:  28-05440
                          --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Adam J. Semler
      -------------------------------------------
Title:      Chief Financial Officer
      -------------------------------------------
Phone:      (212) 651-0500
      -------------------------------------------

Signature, Place and Date of Signing:

/s/ Adam J. Semler            New York, NY         8-15-02
---------------------   ------------------------  ----------
[Signature]                   [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number        Name

     28-
        --------------           -----------------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                          -----------------------

Form 13F Information Table Entry Total:     41,183,026
                                          -----------------------

Form 13F Information Table Value Total:  $ 585,170,135
                                          -----------------------


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number       Name

               28-
     ----         -------------           ----------------------
     [Repeat as necessary.]

-----------------------------------------------------------------------------------------------------------------------
                                                                                                              Item 5:
             Item 1:                               Item 2:          Item 3:               Item 4:            Shares of
          Name of Issuer                       Title of Class        CUSIP              Fair Market          Principal
                                                                     Number                Value              Amount
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
GUCCI GROUP NV ADR                                 COMMON          401566104            11,971,855             126,539
-----------------------------------------------------------------------------------------------------------------------
ADELPHIA COMMUNICATION CL A                        COMMON          00684810                919,215           6,128,100
-----------------------------------------------------------------------------------------------------------------------
ADVANCED AUTO PARTS                                COMMON          00751Y10             21,804,000             400,000
-----------------------------------------------------------------------------------------------------------------------
AT&T CORP COM LIB GRP A                            COMMON          001957208             8,500,000             850,000
-----------------------------------------------------------------------------------------------------------------------
AUTONATION INC                                     COMMON          05329W10              5,800,000             400,000
-----------------------------------------------------------------------------------------------------------------------
BROADWING INC                                      COMMON          111620100               195,000              75,000
-----------------------------------------------------------------------------------------------------------------------
CHIQUITA BRANDS INTL                               COMMON          17003210             22,387,500           1,250,000
-----------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL COMMUN                               COMMON          184502102             9,606,000             300,000
-----------------------------------------------------------------------------------------------------------------------
DAVITA INC COM                                     COMMON          23918K10                405,028              17,018
-----------------------------------------------------------------------------------------------------------------------
FLEXTRONICS INTL LTD ORD                           COMMON          Y2573F102             2,852,000             400,000
-----------------------------------------------------------------------------------------------------------------------
FOOT LOCKER INC                                    COMMON          344849104             6,464,930             447,400
-----------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV GUIDE INTL                              COMMON          36866W106             4,025,252             746,800
-----------------------------------------------------------------------------------------------------------------------
GENTIVA HEALTH SERV                                COMMON          37247A10                361,398              40,200
-----------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC                                 COMMON          438516106            14,137,799             401,300
-----------------------------------------------------------------------------------------------------------------------
HUDSON CITY BANCORP                                COMMON          443683107             2,748,906             138,136
-----------------------------------------------------------------------------------------------------------------------
K MART CORP                                        COMMON          482584109               103,000             100,000
-----------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE INC                             COMMON          494580103             2,650,279              59,597
-----------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE WARRANTS (@30)  4/20/06         WARRANT         494580111             1,458,962              72,477
-----------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE WARRANTS(@33.33)4/20/06         WARRANT         494580129             3,236,004             181,798
-----------------------------------------------------------------------------------------------------------------------
METRIS COS INC                                     COMMON          59159810              3,116,250             375,000
-----------------------------------------------------------------------------------------------------------------------
MOTIENT CORP                                       COMMON          61990830              9,604,600           1,920,920
-----------------------------------------------------------------------------------------------------------------------
NEXTWAVE                                           COMMON          65332M103               698,372             367,564
-----------------------------------------------------------------------------------------------------------------------
NORTHPOINT COMMUNICATIONS                          COMMON          666610100               361,000           1,900,000
-----------------------------------------------------------------------------------------------------------------------
OMNICOM GROUP INC                                  COMMON          681919106            10,305,000             225,000
-----------------------------------------------------------------------------------------------------------------------
3COM CORP                                          COMMON          885535104               353,078              80,245
-----------------------------------------------------------------------------------------------------------------------
PG&E CORP                                          COMMON          69331C108             4,600,557             257,158
-----------------------------------------------------------------------------------------------------------------------
PRUDENTIAL FINL INC                                COMMON          74432010             20,042,688             600,800
-----------------------------------------------------------------------------------------------------------------------
PXRE GROUP LTD                                     COMMON          G7301810             24,941,972           1,075,085
-----------------------------------------------------------------------------------------------------------------------
RAYTHEON CO COM NEW                                COMMON          75511150              4,064,812              99,750
-----------------------------------------------------------------------------------------------------------------------
ROTECH HEALTHCARE INC                              COMMON          778669101            11,900,000             400,000
-----------------------------------------------------------------------------------------------------------------------
STILWELL FINL INC                                  COMMON          860831106             1,900,444             104,420
-----------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW                                  COMMON          902124106             7,758,307             574,264
-----------------------------------------------------------------------------------------------------------------------
TYSON FOODS INC CL A                               COMMON          902494103            23,265,000           1,500,000
-----------------------------------------------------------------------------------------------------------------------
UNITED DEFENSE INDS                                COMMON          909914103            11,546,000             502,000
-----------------------------------------------------------------------------------------------------------------------
UNITEDGLOBALCOM                                    COMMON          913247508             9,043,427           3,288,519
-----------------------------------------------------------------------------------------------------------------------
US AIRWAYS GROUP INC                               COMMON          911905107                81,400              22,000
-----------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP NEW                             COMMON          91913Y10              7,296,900             195,000
-----------------------------------------------------------------------------------------------------------------------
WADDELL & REED FINL CL A                           COMMON          930059100            10,066,464             439,200
-----------------------------------------------------------------------------------------------------------------------
WASHINGTON GROUP INTL INC                          COMMON          93886220             22,546,546           1,024,843
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW                               COMMON          94974610              2,503,000              50,000
-----------------------------------------------------------------------------------------------------------------------
WORLDCOM INC GA NEW MCI GROUP                      COMMON          98157D304               935,716             556,974
-----------------------------------------------------------------------------------------------------------------------
ZILOG INC                                          COMMON          989524202             1,293,750             225,000
-----------------------------------------------------------------------------------------------------------------------
DREYERS GRAND ICE CREA                             COMMON          26187810             32,180,329             469,101
-----------------------------------------------------------------------------------------------------------------------
ACCREDO HEALTH INC                                 COMMON          00437V10                357,077               7,739
-----------------------------------------------------------------------------------------------------------------------
GENTIVA HEALTH SERV                                COMMON          37247A10             10,500,611             409,700
-----------------------------------------------------------------------------------------------------------------------
TRW INC COM                                        COMMON          872649108            45,584,000             800,000
-----------------------------------------------------------------------------------------------------------------------
IMMUNEX CORP NEW                                   COMMON          452528102            20,748,096             928,742
-----------------------------------------------------------------------------------------------------------------------
BETA BRANDS INC                                    COMMON          08658R108                93,517             354,500
-----------------------------------------------------------------------------------------------------------------------
BOGEN COMMUNICATIONS                               COMMON          097189104             3,951,804             987,951
-----------------------------------------------------------------------------------------------------------------------
DEGEORGE FINANCIAL CORP                            COMMON          244783106                     0              17,500
-----------------------------------------------------------------------------------------------------------------------
GLOBAL LIGHT TELECOMMUNICATIONS INC                COMMON          37934X100               201,227           2,515,337
-----------------------------------------------------------------------------------------------------------------------
HARBOR GLOBAL LTD                                  COMMON          G4285W100               313,881              43,294
-----------------------------------------------------------------------------------------------------------------------
NEWSTAR RES INC COM NEW                            COMMON                                        0             467,500
-----------------------------------------------------------------------------------------------------------------------
NOVO NETWORKS INC.                                 COMMON          670099100                 1,597              31,950
-----------------------------------------------------------------------------------------------------------------------
RIVER BANK AMERICA-N.Y.                            COMMON          768030108               639,000             127,800
-----------------------------------------------------------------------------------------------------------------------
BIG FOOT FINANCIAL CORP                            COMMON          089165104               833,170              49,300
-----------------------------------------------------------------------------------------------------------------------
HOME CITY FINL CORP                                COMMON          43706C100               195,663              17,300
-----------------------------------------------------------------------------------------------------------------------
ADELPHIA COMMUNICATION PFD CV SER D                PREFERRED       006848402               546,000              45,500
-----------------------------------------------------------------------------------------------------------------------
CALPINE CAP TR III TIDES CONV 5%                   PREFERRED       13134R30                550,000              25,000
-----------------------------------------------------------------------------------------------------------------------
EIX TR I QUIPS A 7.875%                            PREFERRED       26854020              1,776,207              80,700
-----------------------------------------------------------------------------------------------------------------------
EIX TR II QUIPS B 8.60%                            PREFERRED       26853P20              2,533,440             109,200
-----------------------------------------------------------------------------------------------------------------------
LIBERTY GROUP PUBG INC PFD SREX14.75%              PREFERRED       530553304             1,159,968              72,498
-----------------------------------------------------------------------------------------------------------------------
LORAL PREFERRED STK 6.00% 11/01/06 SER C           PREFERRED       543885404             4,954,339             381,103
-----------------------------------------------------------------------------------------------------------------------
LORAL PREFERRED STOCK 6.00% 2/15/07 SER D          PREFERRED       543885602             1,170,000              90,000
-----------------------------------------------------------------------------------------------------------------------
GEMSTAR TV     CLL OPT 12.5000 08172002            CALL OPTION     3N699A24                 10,000               2,000
-----------------------------------------------------------------------------------------------------------------------
GENTIVA HEALTH CLL OPT 25.0000 07202002            CALL OPTION     37247A9GE                64,325                 415
-----------------------------------------------------------------------------------------------------------------------
IMCLONE SYSTEM CLL OPT 30.0000 08172002            CALL OPTION     4M799037                  1,850                 370
-----------------------------------------------------------------------------------------------------------------------
NORTHROP GRUMN CLL OPT130.0000 08172002            CALL OPTION     6MA99S00                531,250               1,250
-----------------------------------------------------------------------------------------------------------------------
NORTHROP GRUMN CLL OPT135.0000 07202002            CALL OPTION     6668079GG                21,250                 250
-----------------------------------------------------------------------------------------------------------------------
SIERRA PACIFIC CLL OPT 7.50 11162002               CALL OPTION     8P499E69                 39,375                 250
-----------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD  CLL OPT 15.0000 01182003            CALL OPTION     9S099A02                700,000               2,000
-----------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD  CLL OPT 17.5000 01182003            CALL OPTION     9S099A07              1,262,500               5,000
-----------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD JAN. 20 CALLS 1/18/03                CALL OPTION     9H899U88              1,063,125               6,075
-----------------------------------------------------------------------------------------------------------------------
BRADLEES INC WARRANTS                              WARRANT         104499116                     0              25,000
-----------------------------------------------------------------------------------------------------------------------
DIVA SYSTEMS WARRANTS                              WARRANT         255013153                     0              10,611
-----------------------------------------------------------------------------------------------------------------------
MCLEOUDUSA INC WARRANTS                            WARRANT                                 168,857             562,858
-----------------------------------------------------------------------------------------------------------------------
NEWS CORPORATION WARRANT (@21.5)                   WARRANT                                 (27,884)             15,934
-----------------------------------------------------------------------------------------------------------------------
NEXTWAVE WARRANTS                                  WARRANT                                  24,671              24,671
-----------------------------------------------------------------------------------------------------------------------
WTS BESTEL S A DE C V                              WARRANT         08658T112                30,610              15,305
-----------------------------------------------------------------------------------------------------------------------
GLOBAL LIGHT TELECOM                               COMMON          37934X100                     0             378,000
-----------------------------------------------------------------------------------------------------------------------
LOEWEN GROUP INC W/RTS TO                          COMMON          54042L100                33,907              41,100
-----------------------------------------------------------------------------------------------------------------------
CALDOR CORP                                        COMMON          208557108                   281              28,100
-----------------------------------------------------------------------------------------------------------------------
MATTEL INC                                         COMMON          577081102               412,325              19,560
-----------------------------------------------------------------------------------------------------------------------
PETSMART INC                                       COMMON          716768106               862,952              53,800
-----------------------------------------------------------------------------------------------------------------------
SPX CORP                                           COMMON          784635104             1,513,752              12,883
-----------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON                                  COMMON          478160104            14,660,916             280,538
-----------------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORP W/RTS TO                        COMMON          432848109             1,967,670             141,559
-----------------------------------------------------------------------------------------------------------------------
KROGER CO                                          COMMON          501044101             2,524,912             126,880
-----------------------------------------------------------------------------------------------------------------------
MATTEL INC                                         COMMON          577081102               480,624              22,800
-----------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA                                    COMMON          629525957             5,564,210              79,082
-----------------------------------------------------------------------------------------------------------------------
NEWMONT MINING CORP                                COMMON          65163910              4,527,075             171,936
-----------------------------------------------------------------------------------------------------------------------
NORTEL NETWORKS CORP                               COMMON          656569100               262,578             181,088
-----------------------------------------------------------------------------------------------------------------------
PARK PL ENTMT CORP                                 COMMON          700690100             1,450,980             141,559
-----------------------------------------------------------------------------------------------------------------------
PFIZER INC COM                                     COMMON          717081103             9,771,860             279,196
-----------------------------------------------------------------------------------------------------------------------
PNC BANK CORP                                      COMMON          693475105             4,624,166              88,450
-----------------------------------------------------------------------------------------------------------------------
RITE AID                                           COMMON          767754104                31,490              13,400
-----------------------------------------------------------------------------------------------------------------------
SAFEWAY INC                                        COMMON          786514208               553,851              18,974
-----------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC                             COMMON          78387G103             1,809,504              59,328
-----------------------------------------------------------------------------------------------------------------------
TEXACO-CHEVRON CORPORATION                         COMMON          166751107            16,490,116             186,329
-----------------------------------------------------------------------------------------------------------------------
TEXAS INSTRS INC                                   COMMON          882508104             3,268,941             137,930
-----------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW                                  COMMON          902124106               510,502              37,787
-----------------------------------------------------------------------------------------------------------------------
VIACOM CLASS B                                     COMMON          925524308             3,947,599              88,970
-----------------------------------------------------------------------------------------------------------------------
DEUTSCHE TELEKOM AG SPONSORED ADR                  COMMON          251566105             4,366,772             469,041
-----------------------------------------------------------------------------------------------------------------------
WALT DISNEY CO                                     COMMON          254687106             4,241,160             224,400
-----------------------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL INC                              COMMON          939322103            12,489,556             336,555
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO-NEW                               COMMON          949746101            10,562,660             211,000
-----------------------------------------------------------------------------------------------------------------------
DEUTSCHE TELEKOM AG ORDS                           COMMON                                3,375,031             359,718
-----------------------------------------------------------------------------------------------------------------------
GUCCI GROUP NV ORDS                                COMMON                               34,832,479             371,252
-----------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                                                         $585,170,135          41,183,026
-----------------------------------------------------------------------------------------------------------------------

                                                          [table continued]

                                                          [table continued]

---------------------------------------------------------------------------------------------------------------------------------
                                                                Item 6:                                        Item 8:
             Item 1:                                     Investment Discretion          Item 7:        Voting Authority Shares
                                                  -----------------------------------               -----------------------------
          Name of Issuer                                    (b) Shared-                Managers
                                                  (a) Sole   as defined  (c) Shared-  See Instr. V  (a) Sole (b) Shared (c) None
                                                             by Instr. V     Other
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
GUCCI GROUP NV ADR                                    X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
ADELPHIA COMMUNICATION CL A                           X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
ADVANCED AUTO PARTS                                   X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
AT&T CORP COM LIB GRP A                               X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
AUTONATION INC                                        X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
BROADWING INC                                         X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
CHIQUITA BRANDS INTL                                  X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL COMMUN                                  X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
DAVITA INC COM                                        X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
FLEXTRONICS INTL LTD ORD                              X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
FOOT LOCKER INC                                       X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV GUIDE INTL                                 X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
GENTIVA HEALTH SERV                                   X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC                                    X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
HUDSON CITY BANCORP                                   X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
K MART CORP                                           X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE INC                                X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE WARRANTS (@30)  4/20/06            X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE WARRANTS(@33.33)4/20/06            X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
METRIS COS INC                                        X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
MOTIENT CORP                                          X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
NEXTWAVE                                              X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
NORTHPOINT COMMUNICATIONS                             X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
OMNICOM GROUP INC                                     X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
3COM CORP                                             X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
PG&E CORP                                             X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL FINL INC                                   X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
PXRE GROUP LTD                                        X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
RAYTHEON CO COM NEW                                   X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
ROTECH HEALTHCARE INC                                 X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
STILWELL FINL INC                                     X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW                                     X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
TYSON FOODS INC CL A                                  X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
UNITED DEFENSE INDS                                   X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
UNITEDGLOBALCOM                                       X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
US AIRWAYS GROUP INC                                  X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP NEW                                X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
WADDELL & REED FINL CL A                              X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
WASHINGTON GROUP INTL INC                             X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW                                  X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
WORLDCOM INC GA NEW MCI GROUP                         X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
ZILOG INC                                             X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
DREYERS GRAND ICE CREA                                X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
ACCREDO HEALTH INC                                    X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
GENTIVA HEALTH SERV                                   X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
TRW INC COM                                           X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
IMMUNEX CORP NEW                                      X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
BETA BRANDS INC                                       X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
BOGEN COMMUNICATIONS                                  X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
DEGEORGE FINANCIAL CORP                               X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL LIGHT TELECOMMUNICATIONS INC                   X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
HARBOR GLOBAL LTD                                     X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
NEWSTAR RES INC COM NEW                               X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
NOVO NETWORKS INC.                                    X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
RIVER BANK AMERICA-N.Y.                               X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
BIG FOOT FINANCIAL CORP                               X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
HOME CITY FINL CORP                                   X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
ADELPHIA COMMUNICATION PFD CV SER D                   X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
CALPINE CAP TR III TIDES CONV 5%                      X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
EIX TR I QUIPS A 7.875%                               X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
EIX TR II QUIPS B 8.60%                               X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
LIBERTY GROUP PUBG INC PFD SREX14.75%                 X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
LORAL PREFERRED STK 6.00% 11/01/06 SER C              X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
LORAL PREFERRED STOCK 6.00% 2/15/07 SER D             X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
GEMSTAR TV     CLL OPT 12.5000 08172002               X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
GENTIVA HEALTH CLL OPT 25.0000 07202002               X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYSTEM CLL OPT 30.0000 08172002               X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
NORTHROP GRUMN CLL OPT130.0000 08172002               X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
NORTHROP GRUMN CLL OPT135.0000 07202002               X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
SIERRA PACIFIC CLL OPT 7.50 11162002                  X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD  CLL OPT 15.0000 01182003               X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD  CLL OPT 17.5000 01182003               X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD JAN. 20 CALLS 1/18/03                   X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
BRADLEES INC WARRANTS                                 X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
DIVA SYSTEMS WARRANTS                                 X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
MCLEOUDUSA INC WARRANTS                               X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
NEWS CORPORATION WARRANT (@21.5)                      X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
NEXTWAVE WARRANTS                                     X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
WTS BESTEL S A DE C V                                 X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL LIGHT TELECOM                                  X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
LOEWEN GROUP INC W/RTS TO                             X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
CALDOR CORP                                           X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
MATTEL INC                                            X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
PETSMART INC                                          X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
SPX CORP                                              X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON                                     X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORP W/RTS TO                           X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
KROGER CO                                             X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
MATTEL INC                                            X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA                                       X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
NEWMONT MINING CORP                                   X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
NORTEL NETWORKS CORP                                  X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
PARK PL ENTMT CORP                                    X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
PFIZER INC COM                                        X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
PNC BANK CORP                                         X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
RITE AID                                              X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
SAFEWAY INC                                           X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC                                X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
TEXACO-CHEVRON CORPORATION                            X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRS INC                                      X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW                                     X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
VIACOM CLASS B                                        X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE TELEKOM AG SPONSORED ADR                     X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
WALT DISNEY CO                                        X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL INC                                 X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO-NEW                                  X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE TELEKOM AG ORDS                              X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
GUCCI GROUP NV ORDS                                   X                                                 X
---------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS
---------------------------------------------------------------------------------------------------------------------------------